Lease (Details) - Schedule of Other Information	12 Months Ended
Jun. 30, 2023 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 1,101,526
ROU assets obtained in exchange for new operating lease liabilities	$ 815,324
Weighted-average remaining lease term (in years):
Operating leases	1 year 2 months 15 days
Weighted-average discount rate:
Operating leases	5.54%